LEASES - Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finance leases
2022	$ 162
2023	163
2024	154
2025	69
2026	51
Thereafter	0
Total lease payments	599
Less: imputed interest	51
Total lease liabilities	548
Less: current portion	140	$ 1,070
Long-term lease liabilities	408	13,956
Operating leases
2022	577
2023	625
2024	643
2025	617
2026	562
Thereafter	0
Total lease payments	3,024
Less: imputed interest	286
Total lease liabilities	2,738
Less: current portion	475
Long-term lease liabilities	2,263	0
Total
2022	739
2023	788
2024	797
2025	686
2026	613
Thereafter	0
Total lease payments	3,623
Less: imputed interest	337
Total lease liabilities	3,286	$ 15,026
Less: current portion	615
Long-term lease liabilities	$ 2,671